S-K 1602, SPAC Registered Offerings	Dec. 05, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of August 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.69	$7.19	$2.81	$6.41	$3.59	$5.04	$4.96	$1.94	$8.06
Assuming No Exercise of Over-Allotment Option
$7.68	$7.18	$2.82	$6.42	$3.58	$5.08	$4.92	$2.15	$7.85

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
XFLH Holdings Limited	1,725,000 Ordinary shares(1)	$ 25,000
	125,840 Private Placement Units(1)	$1,258,400
	Commencing on the closing of this offering, $10,000 per month.	Office space and administrative support services.
	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
Heung Ming Henry Wong	30,000 Ordinary Shares (2)	For the services rendered to the Company through his role as a director .
Tianshi Yang	40,000 Ordinary Shares (2)	For the services rendered to the Company through his role as an officer.
Yanzhe Yang	40,000 Ordinary Shares (2)	For the services rendered to the Company through his role as an officer and director.
Chennong Huang	30,000 Ordinary Shares (2)	For the services rendered to the Company through his role as a director.
Jonathan Yee Fung Cheng	30,000 Ordinary Shares (2)	For the services rendered to the Company through his role as a director.
(1)	Assumes no exercise of the over-allotment option and the full forfeiture of 225,000 shares that are subject to forfeiture by our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	Such shares are to be transferred, upon the closing of this offering, from XFLH Holdings Limited, the Sponsor, to each of these individuals for their services rendered to us through their respective roles.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our efforts in identifying prospective target businesses will not be limited to a particular geographic region. To date, our efforts have been limited to organizational activities as well as activities related to the offer. None of our officers, directors, promoter or other affiliates has engaged in any substantive discussion on our behalf with representatives of other companies regarding the possibility of a potential business combination with us. We may pursue an initial business combination in any business or industry but expect to focus on a target in an industry where we believe our management team and Founder’s expertise will provide us with a competitive advantage.

We will seek to capitalize on the strength of our management team. Our team consists of experienced professionals and senior operating executives. Collectively, our officers and directors have decades of experience in operating companies. We believe we will benefit from their accomplishments, and specifically their current and recent activities with companies in identifying attractive acquisition opportunities. However, there is no assurance that we will complete a business combination.

We believe that the members of our management team and board of directors have valuable and applicable experience for sourcing and analyzing potential acquisition candidates across various industries and on an international basis based upon their professional experience. In addition, our management team has years of combined experience setting and implementing strategies to grow revenues and improve profitability, including developing growth initiatives, developing capital allocation strategies, reducing expenses to increase earnings or to redeploy capital into more beneficial initiatives, pursuing add-on acquisitions and divestitures, engaging in capital markets and other financing, evaluating, changing or enhancing management when appropriate, and crafting other initiatives.

Investment Criteria

Our management team intends to focus on creating shareholder value by leveraging its experience in the management, operation and financing of businesses to improve the efficiency of operations while implementing strategies to scale revenue organically and/or through acquisitions. We have identified the following general criteria and guidelines, which we believe are important in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we see justification to do so.

●	Middle-Market Growth Business. We will primarily seek to acquire one or more growth businesses with a total enterprise value of between $200,000,000 and $400,000,000. We believe that there are a substantial number of potential target businesses within this valuation range that can benefit from new capital for scalable operations to yield significant revenue and earnings growth. We currently do not intend to acquire either a start-up company (a company that has not yet established commercial operations) or a company with negative cash flow.
●	Strong Management Teams with a Proven Track Record. We intend to seek candidates who have strong management teams with a proven track record of driving revenue growth, enhancing profitability and generating strong free cash flow. We will seek to partner with potential target’s management team and expect that the operating and financial abilities of our management and board will help a potential target company to unlock opportunities for future growth and enhanced profitability.
●	Business with Revenue and Earnings Growth Potential. We will seek to acquire one or more businesses that have the potential for significant revenue and earnings growth through a combination of both existing and new product development, increased production capacity, expense reduction and synergistic follow-on acquisitions resulting in increased operating leverage.
●	Companies with Potential for Strong Free Cash Flow Generation. We will seek to acquire one or more businesses that have the potential to generate strong, stable and increasing free cash flow. We intend to focus on one or more businesses that have predictable revenue streams and definable low working capital and capital expenditure requirements. We may also seek to prudently leverage this cash flow in order to enhance shareholder value.
●	Benefit from Being a Public Company. We intend to only acquire a business or businesses that will benefit from being publicly traded and which can effectively utilize access to broader sources of capital and a public profile that are associated with being a publicly traded company.

These criteria are not intended to be exhaustive or exclusive. Any evaluation relating to the merits of a particular business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our sponsor and management team may deem relevant. In the event that we decide to enter into a business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials, as applicable, that we would file with the United States Securities and Exchange Commission, or the SEC. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent ownership, management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]
Manner of conducting redemptions	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination (regardless of whether a shareholder abstains, or votes for or against or abstains from voting on the proposed transaction) or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Under NASDAQ rules, asset acquisitions and stock purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirement or we choose to seek shareholder approval for business or other legal reasons. So long as we obtain and maintain a listing for our securities on the NASDAQ, we will be required to comply with such rules.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of the NASDAQ provide that at least 90% of the gross proceeds from this offering and the private placement be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $60,000,000 (or $69,000,000 if the underwriters’ over-allotment option is exercised in full), will, upon the consummation of this offering, be invested only in U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. Based on current interest rates, we estimate that the interest earned on the trust account will be approximately $2,280,000 per year, assuming no exercise of the underwriters’ over-allotment option and an interest rate of 3.8% per year, following the investment of such funds in specified U.S. government treasury bills or in specified money market funds. We will not be permitted to withdraw any of the principal or interest held in the trust account except for the withdrawal of interest to pay taxes, if any, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within 15 months from the closing of this offering , or (B) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of our public shares if we are unable to complete our initial business combination within 15 months from the closing of this offering , subject to applicable law.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount (in Dollars)	$ 60,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Other than potential loans from our sponsor we do not believe we will need to raise additional funds following this offering in order to meet the expenditures required for operating our business. However, if our estimates of the costs of identifying a target business, undertaking in-depth due diligence and negotiating an initial business combination are less than the actual amount necessary to do so, we may have insufficient funds available to operate our business prior to our initial business combination. Moreover, we may need to obtain additional financing either to complete our initial business combination or because we become obligated to redeem a significant number of our public shares upon completion of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of August 31, 2025
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	$(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)
Increase attributable to public shareholders	$7.25	7.26	6.49	6.48	5.15	5.11	2.22	2.01
Pro forma net tangible book value after this offering	$7.18	7.19	6.42	6.41	5.08	5.04	2.15	1.94
Dilution to public shareholders	$2.82	2.81	3.58	3.59	4.92	4.96	7.85	8.06
% Dilution to public shareholders	28.2%	28.1%	35.8%	35.9%	49.2%	49.6%	78.5%	80.6%

Numerator:
Net tangible book deficit before this offering	$(108,511)	(108,511)	(108,511)	(108,511)	(108,511)	(108,511)	(108,511)	(108,511)
Net proceeds from this offering and the sale of private placement units(1)	$60,500,000	69,500,000	60,500,000	69,500,000	60,500,000	69,500,000	60,500,000	69,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000
Less: Over-allotment option liability	$(94,989)	-	(94,989)	-	(94,989)	-	(94,989)	-
Less: Redemptions	$(13,849,120)	(16,122,870)	(27,698,250)	(32,245,740)	(41,547,370)	(48,368,620)	(55,396,499)	(64,491,488)
Total	$46,547,380	53,368,619	32,698,250	37,245,749	18,849,130	21,122,869	5,000,001	5,000,001

Denominator:
Ordinary shares outstanding prior to this offering	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000
Ordinary shares forfeited if over-allotment is not exercised	(225,000)	-	(225,000)	-	(225,000)	-	(225,000)	-
Ordinary shares included in the placement units issued	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000
Representative shares	240,000	276,000	240,000	276,000	240,000	276,000	240,000	276,000
Ordinary shares included in the placement units issued	125,840	130,600	125,840	130,600	125,840	130,600	125,840	130,600
Less: Ordinary shares redeemed	(1,384,912)	(1,612,287)	(2,769,825)	(3,224,574)	(4,154,737)	(4,836,862)	(5,539,650)	(6,449,149)
Total	6,480,928	7,419,313	5,096,015	5,807,026	3,711,103	4,194,738	2,326,190	2,582,451
(1)	Expenses applied against gross proceeds include offering expenses of approximately $400,000 and underwriting commissions of $300,000 or $345,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds.”